LOANS AND FINANCING - Amortization Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortization schedules of long term loans and financing
Long-term debt	R$ 11,594,612	R$ 11,545,658
Next 12 months
Amortization schedules of long term loans and financing
Long-term debt		2,253,958
Year Two
Amortization schedules of long term loans and financing
Long-term debt	1,221,361	1,199,045
Year Three
Amortization schedules of long term loans and financing
Long-term debt	105,137	121,490
Year Four
Amortization schedules of long term loans and financing
Long-term debt	1,243,774	1,209,109
Year Five
Amortization schedules of long term loans and financing
Long-term debt	1,531,163	2,426,456
More than 5 years
Amortization schedules of long term loans and financing
Long-term debt	R$ 7,493,177	R$ 4,335,600